Quarterly Holdings Report
for
Fidelity® SAI U.S. Treasury Bond Index Fund
November 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
UYB-NPRT3-0122
1.9868588.105
U.S. Government and Government Agency Obligations - 99.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.8%
U.S. Treasury Bonds:
1.125% 5/15/40	73,084,000	64,822,082
1.125% 8/15/40	134,537,000	118,949,627
1.25% 5/15/50	21,972,000	19,216,059
1.375% 11/15/40	220,034,300	202,895,692
1.375% 8/15/50	30,670,000	27,678,477
1.625% 11/15/50	71,937,500	68,978,508
1.75% 8/15/41	269,027,000	264,108,851
1.875% 2/15/41	14,329,000	14,375,457
1.875% 2/15/51	113,634,000	115,533,818
1.875% 11/15/51	13,063,000	13,320,178
2% 2/15/50	65,278,000	68,205,310
2% 8/15/51	44,845,000	46,961,123
2.25% 5/15/41	46,933,000	49,954,312
2.25% 8/15/49	52,680,000	57,913,017
2.375% 11/15/49	51,260,000	57,883,753
2.375% 5/15/51	133,837,000	151,800,435
2.5% 2/15/45	1,000	1,120
2.5% 2/15/46	26,923,000	30,352,527
2.5% 5/15/46	21,383,000	24,137,732
2.75% 8/15/42	21,638,000	24,976,676
2.75% 11/15/42	19,826,000	22,899,804
2.75% 8/15/47	56,931,000	67,803,487
2.75% 11/15/47	23,318,000	27,804,893
2.875% 5/15/43	21,584,000	25,433,709
2.875% 8/15/45	61,954,000	74,158,454
2.875% 11/15/46	12,089,000	14,628,162
2.875% 5/15/49	84,311,000	104,216,300
3% 5/15/42	8,638,000	10,356,827
3% 2/15/47	89,389,000	110,681,739
3% 5/15/47	17,092,000	21,218,783
3% 2/15/48	46,259,000	57,807,487
3% 8/15/48	54,708,000	68,570,922
3% 2/15/49	145,811,000	183,847,167
3.125% 11/15/41	6,664,000	8,113,941
3.125% 2/15/43	1,000	1,222
3.125% 5/15/48	96,704,500	123,751,540
3.375% 11/15/48	128,991,300	172,928,962
3.5% 2/15/39	315,000	400,936
3.625% 8/15/43	1,000	1,317
3.625% 2/15/44	26,356,000	34,832,131
3.75% 8/15/41	12,045,000	15,924,337
3.75% 11/15/43	2,984,000	4,004,505
3.875% 8/15/40	10,674,000	14,272,722
4.25% 5/15/39	7,898,000	10,979,763
4.25% 11/15/40	29,680,000	41,499,828
4.375% 2/15/38	17,484,000	24,467,355
4.375% 11/15/39	4,140,000	5,848,720
4.375% 5/15/41	817,000	1,165,757
4.5% 2/15/36	7,732,200	10,794,876
4.5% 8/15/39	3,831,000	5,486,411
4.625% 2/15/40	1,505,000	2,190,010
4.75% 2/15/37	13,000	18,737
5% 5/15/37	2,667,000	3,942,159
5.25% 11/15/28	1,000	1,261
5.25% 2/15/29	774,000	981,710
5.375% 2/15/31	7,762,000	10,454,444
5.5% 8/15/28	2,865,000	3,629,149
6% 2/15/26	3,771,000	4,539,930
6.125% 11/15/27	3,404,000	4,360,045
6.125% 8/15/29	244,000	329,629
6.25% 8/15/23	25,875,000	28,433,189
6.25% 5/15/30	5,578,000	7,758,649
6.5% 11/15/26	39,000	49,062
6.625% 2/15/27	50,000	63,762
6.75% 8/15/26	23,000	28,916
6.875% 8/15/25	1,691,000	2,054,037
7.125% 2/15/23	12,111,000	13,104,480
7.5% 11/15/24	15,867,000	18,985,857
7.625% 11/15/22	50,000	53,563
7.625% 2/15/25	20,938,000	25,432,309
U.S. Treasury Notes:
0.125% 11/30/22	99,453,300	99,313,444
0.125% 12/31/22	146,160,000	145,903,078
0.125% 1/31/23	185,186,000	184,766,439
0.125% 3/31/23	209,969,000	209,296,444
0.125% 6/30/23	33,713,000	33,553,653
0.125% 8/15/23	92,745,000	92,212,441
0.125% 8/31/23	232,236,000	230,802,667
0.125% 9/15/23	63,456,000	63,044,527
0.125% 10/15/23	69,957,000	69,443,253
0.125% 12/15/23	121,834,200	120,706,282
0.125% 1/15/24	127,763,000	126,455,425
0.125% 2/15/24	192,441,000	190,351,210
0.25% 4/15/23	69,953,000	69,840,966
0.25% 6/15/23	131,205,000	130,871,863
0.25% 11/15/23	8,272,000	8,223,531
0.25% 3/15/24	39,437,000	39,074,981
0.25% 5/15/24	209,880,000	207,543,446
0.25% 5/31/25	17,544,000	17,108,827
0.25% 6/30/25	85,176,400	82,987,101
0.25% 7/31/25	62,926,000	61,227,489
0.25% 8/31/25	47,244,000	45,900,499
0.25% 9/30/25	81,580,000	79,225,015
0.25% 10/31/25	52,921,300	51,306,787
0.375% 4/15/24	75,049,000	74,506,654
0.375% 7/15/24	119,138,000	117,997,812
0.375% 8/15/24	183,032,000	181,158,781
0.375% 9/15/24	108,577,000	107,347,027
0.375% 4/30/25	11,267,000	11,049,142
0.375% 11/30/25	63,502,000	61,782,981
0.375% 12/31/25	51,983,100	50,531,228
0.375% 1/31/26	133,405,000	129,517,496
0.375% 7/31/27	98,114,000	93,606,888
0.375% 9/30/27	79,026,000	75,145,700
0.5% 3/15/23	125,754,000	126,014,350
0.5% 3/31/25	43,581,000	42,976,654
0.5% 2/28/26	248,311,000	242,171,123
0.5% 4/30/27	3,544,000	3,414,284
0.5% 5/31/27	25,220,000	24,255,532
0.5% 6/30/27	23,781,000	22,859,486
0.5% 8/31/27	114,109,000	109,384,174
0.625% 10/15/24 (b)	114,674,000	114,100,630
0.625% 7/31/26	129,205,000	126,191,899
0.625% 3/31/27	17,704,000	17,196,393
0.625% 11/30/27	56,294,700	54,177,052
0.625% 12/31/27	94,139,900	90,499,333
0.625% 5/15/30	158,027,000	148,329,327
0.625% 8/15/30	75,394,900	70,603,201
0.75% 3/31/26	197,016,000	194,068,455
0.75% 4/30/26	54,688,000	53,829,228
0.75% 5/31/26	149,999,000	147,579,095
0.75% 8/31/26	183,199,000	179,892,830
0.75% 1/31/28	154,028,000	149,022,090
0.875% 6/30/26	67,601,000	66,835,208
0.875% 9/30/26	93,577,000	92,370,734
0.875% 11/15/30	161,480,900	154,384,572
1% 7/31/28	17,009,000	16,627,626
1.125% 2/28/25	143,825,900	144,809,085
1.125% 10/31/26	15,215,000	15,193,604
1.125% 2/28/27	3,938,000	3,927,847
1.125% 2/29/28	41,170,000	40,771,166
1.125% 8/31/28	219,707,000	216,394,231
1.125% 2/15/31	99,498,000	97,131,036
1.25% 7/31/23	5,561,000	5,635,292
1.25% 8/31/24	46,824,000	47,425,761
1.25% 11/30/26	11,229,000	11,279,004
1.25% 3/31/28	102,908,000	102,522,095
1.25% 4/30/28	71,799,000	71,490,488
1.25% 5/31/28	139,774,000	139,102,429
1.25% 6/30/28	123,735,000	123,019,657
1.25% 9/30/28	35,238,000	34,979,221
1.25% 8/15/31	147,866,000	145,486,282
1.375% 2/15/23	1,000	1,013
1.375% 6/30/23	2,164,000	2,196,545
1.375% 8/31/23	1,103,000	1,120,062
1.375% 9/30/23	6,179,000	6,277,719
1.375% 11/15/31	14,646,000	14,556,751
1.5% 2/28/23	4,873,000	4,945,524
1.5% 3/31/23	29,712,000	30,166,965
1.5% 9/30/24	5,723,000	5,834,777
1.5% 10/31/24	2,615,000	2,665,870
1.5% 8/15/26	33,170,000	33,728,448
1.5% 2/15/30	25,293,000	25,529,134
1.625% 11/15/22	120,449,000	122,015,778
1.625% 4/30/23	2,979,000	3,031,365
1.625% 5/31/23	2,562,000	2,608,536
1.625% 10/31/23	5,035,000	5,139,437
1.625% 2/15/26	29,244,000	29,893,994
1.625% 5/15/26	25,238,000	25,794,025
1.625% 10/31/26	105,277,000	107,732,092
1.625% 11/30/26	9,625,000	9,852,090
1.625% 8/15/29	86,162,000	87,838,120
1.625% 5/15/31	208,393,000	212,430,614
1.75% 1/31/23	21,298,000	21,658,236
1.75% 5/15/23	2,767,000	2,821,475
1.75% 6/30/24	115,065,800	118,041,330
1.75% 7/31/24	84,636,000	86,897,368
1.75% 12/31/24	122,483,000	125,813,007
1.75% 12/31/26	9,596,000	9,883,880
1.75% 11/15/29	4,107,000	4,227,643
1.875% 1/31/22	1,000	1,003
1.875% 8/31/24	1,000	1,030
1.875% 6/30/26	17,105,000	17,681,626
1.875% 7/31/26	11,542,000	11,936,502
2% 2/15/23	49,134,000	50,130,115
2% 4/30/24	2,462,000	2,539,418
2% 5/31/24	119,408,000	123,214,130
2% 6/30/24	23,075,000	23,824,938
2% 2/15/25	6,597,000	6,825,318
2% 8/15/25	34,227,000	35,463,718
2% 11/15/26	124,450,000	129,598,147
2.125% 11/30/23	2,629,000	2,710,848
2.125% 2/29/24	3,213,000	3,319,807
2.125% 7/31/24	20,395,000	21,132,725
2.125% 9/30/24	17,004,000	17,636,336
2.125% 11/30/24	746,000	774,296
2.25% 12/31/23	35,029,000	36,234,490
2.25% 1/31/24	7,160,000	7,413,117
2.25% 4/30/24	1,000	1,037
2.25% 10/31/24	27,138,000	28,258,503
2.25% 11/15/24	49,622,000	51,680,538
2.25% 12/31/24	6,055,000	6,309,499
2.25% 11/15/25	26,723,000	27,969,377
2.25% 3/31/26	13,873,000	14,546,599
2.25% 2/15/27	44,880,000	47,287,041
2.25% 8/15/27	884,000	932,724
2.375% 1/31/23	7,475,000	7,654,283
2.375% 2/29/24	31,698,000	32,916,392
2.375% 8/15/24	35,598,000	37,126,211
2.375% 4/30/26	44,609,000	47,043,327
2.375% 5/15/27	1,000	1,062
2.375% 5/15/29	124,499,000	133,306,332
2.5% 3/31/23	10,634,000	10,935,158
2.5% 8/15/23	6,436,000	6,656,986
2.5% 1/31/24	109,906,000	114,353,758
2.5% 5/15/24	45,726,000	47,724,726
2.5% 1/31/25	5,697,000	5,984,075
2.5% 2/28/26	2,000	2,117
2.625% 2/28/23	4,000	4,114
2.625% 6/30/23	10,552,000	10,917,198
2.625% 12/31/23	9,868,000	10,282,764
2.625% 3/31/25	16,295,000	17,203,319
2.625% 1/31/26	1,204,000	1,280,238
2.625% 2/15/29	69,444,000	75,436,257
2.75% 4/30/23	15,222,000	15,726,229
2.75% 5/31/23	1,976,000	2,045,160
2.75% 7/31/23	18,682,000	19,394,251
2.75% 8/31/23	22,940,000	23,841,470
2.75% 11/15/23	22,659,000	23,628,203
2.75% 2/28/25	24,280,000	25,718,780
2.75% 6/30/25	9,260,000	9,836,580
2.75% 8/31/25	28,037,000	29,828,740
2.75% 2/15/28	72,918,200	79,287,149
2.875% 10/31/23	138,571,000	144,730,913
2.875% 11/30/23	29,487,000	30,842,711
2.875% 4/30/25	14,386,000	15,319,966
2.875% 5/31/25	5,889,000	6,276,386
2.875% 7/31/25	110,397,000	117,861,735
2.875% 5/15/28	127,285,000	139,556,070
2.875% 8/15/28	64,476,000	70,848,042
3% 9/30/25	7,460,000	8,015,129
3% 10/31/25	11,284,000	12,134,708
3.125% 11/15/28	40,703,000	45,499,912

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,627,678,811)		12,669,476,391

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	103,866,947	103,887,720
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	28,828,130	28,831,013
TOTAL MONEY MARKET FUNDS (Cost $132,718,733)		132,718,733

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $12,760,397,544)	12,802,195,124
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(101,327,608)
NET ASSETS - 100.0%	12,700,867,516

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	72,859,104	782,274,586	751,245,970	23,720	-	-	103,887,720	0.2%
Fidelity Securities Lending Cash Central Fund 0.07%	208,209,133	2,477,478,848	2,656,856,968	234,995	-	-	28,831,013	0.1%
Total	281,068,237	3,259,753,434	3,408,102,938	258,715	-	-	132,718,733

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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